23. Provision for legal and administrative proceedings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provision for legal and administrative proceedings [line items]
Provision for legal and administrative proceedings	R$ 840,637	R$ 849,408	R$ 528,320
Provision For Civil [Member]
Provision for legal and administrative proceedings [line items]
Provision for legal and administrative proceedings	212,702	111,301	132,422
Provision For Labor [Member]
Provision for legal and administrative proceedings [line items]
Provision for legal and administrative proceedings	261,837	435,438	184,311
Tax [Member]
Provision for legal and administrative proceedings [line items]
Provision for legal and administrative proceedings	333,717	271,214	180,643
Provision For Regulatory [Member]
Provision for legal and administrative proceedings [line items]
Provision for legal and administrative proceedings	R$ 32,381	R$ 31,455	R$ 30,944